Anticipated Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 4,764
2014	4,906
2015	5,053
2016	5,204
2017	5,361
Next five years	$ 29,316